Note 5 - Vessels, Net - Summary of Vessels (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net Book Value	$ 185,465,570
- Depreciation for the year	(12,410,687)	$ (13,877,730)	$ (10,966,621)
Vessel depreciation	12,410,687	13,877,730	10,966,621
Net Book Value	165,890,705	185,465,570
Vessels [Member]
Costs	239,876,345	250,841,629
Accumulated Depreciation	(54,410,775)	(47,313,513)
Net Book Value	185,465,570	203,528,116
- Depreciation for the year	(12,410,687)	(13,877,730)
- Vessel acquisitions and improvements	293,598	1,339,053
- Vessel held for sale, gross		(5,231,397)
- Vessel held for sale, depreciation		2,504,133
- Vessel held for sale, net		(2,727,264)
- Impairment loss, gross		(7,072,940)
- Impairment loss, depreciation		4,276,335
- Impairment loss, net		(2,796,605)
Vessel depreciation	12,410,687	13,877,730
- Sale of vessels	(21,757,824)
- Sale of vessels, depreciation	14,300,048
- Sale of vessels, net	(7,457,776)
Costs	218,412,119	239,876,345	250,841,629
Accumulated Depreciation	(52,521,414)	(54,410,775)	(47,313,513)
Net Book Value	$ 165,890,705	$ 185,465,570	$ 203,528,116